Collaborations and Other Arrangements (Details) $ in Thousands, € in Millions				1 Months Ended				12 Months Ended
	Mar. 23, 2021 USD ($)	Feb. 01, 2021 USD ($) item	Nov. 04, 2019	Mar. 31, 2024 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2018 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Oct. 27, 2023 USD ($)	May 02, 2019
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Milestone payments, amount				$ 12,500
Research and development								$ 91,833	$ 96,110
Royalties due									38,400
Vaccinex License Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Maximum aggregate milestone payments to be made	$ 3,500
Aggregate amount payable for achievement of certain regulatory milestones low single digit royalties on global net sales of any approved licensed products	$ 11,500
Bioeq IP AG
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Percentage of gross profits shared			50.00%
Bioeq IP AG | Licensed Products
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Additional milestone payments related to FDA approval | €										€ 2.5
Adimab Development and Option Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Minimum antibodies to be commercialized under commercialization option | item							1
Period for payment of nominal research maintenance fee							4 years
Maximum aggregate milestone payments to be made							$ 13,000
Maximum antibodies partially exercised under commercialization option | item							10
Percentage of option fee to be paid on partial exercise of commercialization option							65.00%
Additional payment to be made							$ 0
GSK Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Sales milestones						$ 485,000
Additional clinical milestones eligible to receive						60,000
Regulatory milestones eligible to receive						$ 155,000
Term of agreement						10 years
GSK Agreement | Surface
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Milestone payments earned					$ 30,000
Junshi Biosciences
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Undisclosed preclinical | item		2
Accrued milestone payment											$ 25,000
Decrease in Research and Development Expenses for Release of Certain Liabilities								4,800
Research and development								8,000
Royalties due								1,500
Junshi Biosciences | Intangible assets, net and accrued and other current liabilities
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Accrued milestone payment				$ 25,000
Junshi Biosciences | Accrued and other current liabilities
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Co-development, regulatory and technology transfer costs								12,500	25,000
Junshi Biosciences | Accounts payable
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Co-development, regulatory and technology transfer costs								400	$ 6,300
Junshi Biosciences | Licensed Products
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Maximum paid amount for co-development activities (per licensed compound)		$ 25,000
Junshi Biosciences | Toripalimab (LOQTORZI)
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Collaboration Agreement, upfront amount paid		150,000
Collaboration agreement, Maximum aggregate one-time payments for the achievement of various regulatory and sales milestones								380,000
Milestone payments paid								$ 25,000
CHS-006 anti-TIGIT antibody
Collaborative Arrangements And Noncollaborative Arrangement Transactions
License Agreement Fee		$ 35,000			35,000
Collaboration agreement, royalty on net sales for each exercised option, percentage		18.00%
Collaboration agreement, Maximum aggregate one-time payment for achievement of milestones, for each option program		$ 85,000
CHS-006 anti-TIGIT antibody | Anti-TIGIT Antibody and IL-2 cytokine
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Collaboration Agreement , Maximum Payments On Attainment Of Certain Sales Thresholds For Each Option Program					$ 170,000
LOQTORZI
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Percentage Of royalties on net sales								20.00%				20.00%
Canada license agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions
Company an upfront payment received								$ 6,300
Regulatory and sales milestones eligible to receive								$ 51,500
Renewal term								10 years